Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	€ 1,875.3	€ 1,764.3
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9			€ 120.8
Cash inflow	0.0	2.0
Cash outflow	(32.0)	(44.0)
Interest accretion	5.2	5.3
Financial liabilities recognised as of acquisition date	0.4
Exchange movement	(71.7)	15.7
Fair value changes	0.0	0.0
Other non-cash adjustments	(18.4)	11.2
Closing balance	1,758.8	1,875.3
Interest accretion	5.2	5.3
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	4.1	7.7
Cash inflow	0.0	0.0
Cash outflow	(57.0)	(72.7)
Interest accretion	58.8	73.7
Financial liabilities recognised as of acquisition date	0.0
Exchange movement	0.9	(1.1)
Fair value changes	0.0	0.0
Other non-cash adjustments	(3.5)	(3.5)
Closing balance	3.3	4.1
Interest accretion	58.8	73.7
Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	(0.2)	0.1
Cash inflow	0.0	4.7
Cash outflow	(2.2)	0.0
Interest accretion	0.0	0.0
Financial liabilities recognised as of acquisition date	0.0
Exchange movement	0.0	0.0
Fair value changes	2.6	(5.0)
Other non-cash adjustments	0.0	0.0
Closing balance	0.2	(0.2)
Interest accretion	0.0	0.0
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	15.3	(0.3)
Cash inflow	6.8	20.9
Cash outflow	(3.9)	(4.0)
Interest accretion	0.0	0.0
Financial liabilities recognised as of acquisition date	0.0
Exchange movement	0.0	0.0
Fair value changes	54.1	(1.3)
Other non-cash adjustments	0.0	0.0
Closing balance	72.3	15.3
Interest accretion	€ 0.0	0.0
Increase (decrease) due to changes in accounting policy required by IFRSs | Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		1,885.1
Increase (decrease) due to changes in accounting policy required by IFRSs | Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		7.7
Increase (decrease) due to changes in accounting policy required by IFRSs | Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		0.1
Increase (decrease) due to changes in accounting policy required by IFRSs | Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		€ (0.3)